Annual Fund Operating Expenses - Amplify Ethereum 3% Monthly Option Income ETF - Amplify Ethereum 3% Monthly Option Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.